Trade and Other Payables - Summary of Trade and Other Payables Explanatory (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other current payables [abstract]
Trade payables	₩ 3,543,008	₩ 4,494,504
Non-trade payables	2,413,056	2,224,036
Accrued expenses	2,066,595	1,983,697
Leasehold deposits received	5,448	3,211
Other deposits received	82,116	97,276
Lease liabilities	510,105	603,492
Dividends payable	1,319	5,063
Advance received from local governments	0	0
Others	24	36
Others	24	36
Trade and other current payables	8,621,671	9,411,315
Trade and other non-current payables [abstract]
Trade payables	0	0
Non-trade payables	1,298,781	1,432,421
Accrued expenses	39,309	22,259
Leasehold deposits received	956	3,237
Other deposits received	38,788	45,012
Lease liabilities	2,640,775	3,095,964
Dividends payable	0	0
Advance received from local governments	2,689	2,689
Others	7,510	7,659
Others	10,199	10,348
Trade and other non-current payables	₩ 4,028,808	₩ 4,609,241